Income Taxes (Details) - Schedule of valuation allowance $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Schedule of valuation allowance [Abstract]
Valuation allowance at beginning	$ 499
Increase	152
Valuation allowance at ending	$ 651